SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Schedule of supplemental disclosure with respect to cash flows

	2023	2022
Capital asset additions in accounts payable and accrued liabilities	$750	$205
Leasehold improvement allowance in receivables	$905	$—
Share issue costs in accounts payable and accrued liabilities	$85	$99
Transaction costs on issuance of convertible debenture in accounts payable and accrued liabilities	$51	$—
Additions to exploration and evaluation assets in accounts payable and accrued liabilities	$1,112	$—
Deposits reclassified to capital assets	$151	$—
Transaction costs on sale of NSR royalty in accounts payable and accrued liabilities	$90	$—
Settlement of accrued directors fees through issuance of RSUs	$450	$735